INVENTORIES	6 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2013	2012
	Unaudited	Audited

Raw materials	$1,090	$583
Work in process	186	360
Finished products (*)	4,359	5,793

	$5,635	$6,736

(*)	Includes amounts of $ 3,907 and $ 4,977 at June 30, 2013 and December 31, 2012, respectively, with respect to inventory delivered to customers but for which revenue will be recognized in the future.